Supplemental guarantor consolidated income statement (Detail) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Condensed Income Statements Captions [Line Items]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income		$ 2,135	$ 2,457	$ 2,755	$ 4,591	$ 5,429
Interest expense from financial instruments measured at amortized cost		(1,112)	(1,406)	(1,986)	(2,519)	(3,898)
Net interest income from financial instruments measured at fair value through profit or loss		354	262	234	616	573
Net interest income		1,376	1,313	1,003	2,689	2,104
Other net income from financial instruments measured at fair value through profit or loss		1,944	1,775	1,936	3,719	3,872
Credit loss (expense) / recovery		(272)	(268)	(12)	(540)	(33)
Fee and commission income	[1]	4,730	5,481	4,908	10,211	9,474
Fee and commission expense		(419)	(456)	(434)	(875)	(842)
Net fee and commission income		4,311	5,025	4,474	9,336	8,631
Other income		153	164	232	317	400
Total operating income		7,512	8,009	7,632	15,521	14,975
Personnel expenses		3,682	3,710	3,571	7,391	7,040
General and administrative expenses		1,879	2,080	2,004	3,960	4,030
Depreciation and impairment of property, equipment and software		409	405	381	814	761
Amortization and impairment of goodwill and intangible assets		17	16	18	32	33
Total operating expenses		5,987	6,210	5,975	12,197	11,864
Operating profit / (loss) before tax		1,525	1,799	1,657	3,324	3,110
Tax expense / (benefit)		328	375	349	703	736
Net profit / (loss)		1,197	1,424	1,308	2,621	2,374
Net profit / (loss) attributable to non-controlling interests		3	3	1	6	(1)
Net profit / (loss) attributable to shareholders		$ 1,194	$ 1,421	$ 1,307	2,615	2,375
Elimination entries
Condensed Income Statements Captions [Line Items]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income					(481)	(1,109)
Interest expense from financial instruments measured at amortized cost					651	1,303
Net interest income from financial instruments measured at fair value through profit or loss					(149)	(172)
Net interest income					20	21
Other net income from financial instruments measured at fair value through profit or loss					329	(195)
Credit loss (expense) / recovery					0	18
Fee and commission income					(518)	(515)
Fee and commission expense					509	508
Net fee and commission income					(8)	(7)
Other income					(2,857)	(4,169)
Total operating income					(2,517)	(4,331)
Personnel expenses					0	6
General and administrative expenses					(1,210)	(1,357)
Depreciation and impairment of property, equipment and software					(57)	(52)
Amortization and impairment of goodwill and intangible assets					0	0
Total operating expenses					(1,267)	(1,402)
Operating profit / (loss) before tax					(1,250)	(2,929)
Tax expense / (benefit)					83	(15)
Net profit / (loss)					(1,333)	(2,914)
Net profit / (loss) attributable to non-controlling interests					0	0
Net profit / (loss) attributable to shareholders					(1,333)	(2,914)
UBS AG (standalone) | Reportable legal entities
Condensed Income Statements Captions [Line Items]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	[2]				1,813	2,517	[3]
Interest expense from financial instruments measured at amortized cost	[2]				(2,152)	(3,542)	[3]
Net interest income from financial instruments measured at fair value through profit or loss	[2]				507	676	[3]
Net interest income	[2]				169	(349)	[3]
Other net income from financial instruments measured at fair value through profit or loss	[2]				2,570	2,936	[3]
Credit loss (expense) / recovery	[2]				(239)	(63)	[3]
Fee and commission income	[2]				1,855	1,693	[3]
Fee and commission expense	[2]				(307)	(357)	[3]
Net fee and commission income	[2]				1,548	1,337	[3],[4]
Other income	[2]				2,207	3,550	[3]
Total operating income	[2]				6,255	7,411	[3]
Personnel expenses	[2]				1,713	1,724	[3]
General and administrative expenses	[2]				1,619	1,644	[3]
Depreciation and impairment of property, equipment and software	[2]				430	418	[3]
Amortization and impairment of goodwill and intangible assets	[2]				2	3	[3]
Total operating expenses	[2]				3,764	3,789	[3]
Operating profit / (loss) before tax	[2]				2,490	3,622	[3]
Tax expense / (benefit)	[2]				138	171	[3]
Net profit / (loss)	[2]				2,352	3,451	[3]
Net profit / (loss) attributable to non-controlling interests	[2]				0	0	[3]
Net profit / (loss) attributable to shareholders	[2]				2,352	3,451	[3]
UBS AG (standalone) | Reportable legal entities | Increase (decrease) due to change how UBS AG accounts for its investments in associates from at cost less impairment to the equity method of accounting
Condensed Income Statements Captions [Line Items]
Net profit / (loss) attributable to shareholders						(72)
UBS Switzerland AG (standalone) | Reportable legal entities
Condensed Income Statements Captions [Line Items]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	[2]				1,821	2,098
Interest expense from financial instruments measured at amortized cost	[2]				(258)	(396)
Net interest income from financial instruments measured at fair value through profit or loss	[2]				83	(155)
Net interest income	[2]				1,645	1,547
Other net income from financial instruments measured at fair value through profit or loss	[2]				435	500
Credit loss (expense) / recovery	[2]				(218)	21
Fee and commission income	[2]				2,293	2,176
Fee and commission expense	[2]				(454)	(419)
Net fee and commission income	[2]				1,839	1,758	[4]
Other income	[2]				135	117
Total operating income	[2]				3,836	3,942
Personnel expenses	[2]				1,027	1,000
General and administrative expenses	[2]				1,568	1,590
Depreciation and impairment of property, equipment and software	[2]				122	109
Amortization and impairment of goodwill and intangible assets	[2]				0	0
Total operating expenses	[2]				2,716	2,698
Operating profit / (loss) before tax	[2]				1,120	1,244
Tax expense / (benefit)	[2]				215	264
Net profit / (loss)	[2]				904	980
Net profit / (loss) attributable to non-controlling interests	[2]				0	0
Net profit / (loss) attributable to shareholders	[2]				904	980
Other subsidiaries | Reportable legal entities
Condensed Income Statements Captions [Line Items]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	[5]				1,439	1,923
Interest expense from financial instruments measured at amortized cost	[5]				(759)	(1,263)
Net interest income from financial instruments measured at fair value through profit or loss	[5]				175	225
Net interest income	[5]				854	885
Other net income from financial instruments measured at fair value through profit or loss	[5]				386	630
Credit loss (expense) / recovery	[5]				(83)	(8)
Fee and commission income	[5]				6,581	6,118
Fee and commission expense	[5]				(623)	(574)
Net fee and commission income	[5]				5,958	5,544
Other income	[5]				831	902
Total operating income	[5]				7,947	7,954
Personnel expenses	[5]				4,651	4,309
General and administrative expenses	[5]				1,983	2,153
Depreciation and impairment of property, equipment and software	[5]				320	287
Amortization and impairment of goodwill and intangible assets	[5]				30	31
Total operating expenses	[5]				6,983	6,780
Operating profit / (loss) before tax	[5]				964	1,174
Tax expense / (benefit)	[5]				266	316
Net profit / (loss)	[5]				698	858
Net profit / (loss) attributable to non-controlling interests	[5]				6	(1)
Net profit / (loss) attributable to shareholders	[5]				$ 691	$ 859

[1]
Reflects third-party fee and commission income for the second quarter of 2020 of USD 2,809 million for Global Wealth Management (first quarter of 2020: USD 3,384 million; second quarter of 2019: USD 2,946 million), USD 313 million for Personal & Corporate Banking (first quarter of 2020: USD 354 million; second quarter of 2019: USD 327 million), USD 700 million for Asset Management (first quarter of 2020: USD 702 million; second quarter of 2019: USD 647 million), USD 872 million for the Investment Bank (first quarter of 2020: USD 1,008 million; second quarter of 2019: USD 962 million) and USD 36 million for Group Functions (first quarter of 2020: USD 33 million; second quarter of 2019: USD 25 million).

[2]
Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the UBS AG standalone and UBS Switzerland AG standalone financial statements under “Complementary financial information” at www.ubs.com/investors for information prepared in accordance with Swiss GAAP

[3]
Effective from the second quarter of 2020, UBS AG accounts for its investments in associates under the equity method of accounting and no longer at cost less impairment. The new measurement policy will result in more relevant information regarding the value of UBS AG’s investments in associates. The change was applied retrospectively to all prior periods presented, resulting in a decrease in Net profit attributable to shareholders for the six months ended 30 June 2019 of USD 72 million, almost entirely reflected within Other income.

[4]
Includes the effects of the transfer in 2019 of beneficial ownership of a portion of Global Wealth Management international business booked in Switzerland from UBS Switzerland AG to UBS AG. Refer to “Note 25 Changes in organization and other events affecting comparability” in the “UBS AG standalone financial statements” section of the UBS AG Standalone financial statements and regulatory information for the year ended 31 December 2019.

[5]
The ”Other subsidiaries“ column includes consolidated information for the UBS Americas Holding LLC, UBS Europe SE and UBS Asset Management AG significant sub-groups, as well as standalone information for other subsidiaries.